Significant Transactions - Schedule of Calculation of the Listing Expense (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($) shares
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration	$ 324
Fair value of Cohen Circle Net Assets acquired	162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)	$ 162
Public Investors [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	17,152,985
Fair value of consideration	$ 218
Warrants, Number issued (in Shares) | shares	7,666,629
Fair value of consideration, Warrants	$ 26
Non-Redeeming Shareholders [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	757,745
Fair value of consideration	$ 10
Sponsor [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	4,686,515
Fair value of consideration	$ 60
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	661,919
Fair value of consideration	$ 6
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	661,919
Fair value of consideration	$ 5